Taxation Paid (Tables)	12 Months Ended
Dec. 31, 2025
Income taxes paid (refund) [abstract]
Schedule of detailed information about tax paid

	United States Dollar
Figures in millions unless otherwise stated	2025	2024	2023

Amount (payable)/receivable at beginning of the year	(36.6)	(13.6)	22.4
Current taxation recognised in profit or loss	(980.2)	(550.2)	(458.3)
Derecognition of Gruyere previously held interest - 50%[1]	7.2	—	—
Gold Road acquisition through business combination - 100%[1]	(7.4)	—	—
Amount payable, net of receivable at end of the year[2]	238.1	36.6	13.6
Translation	(10.8)	1.7	0.5
Total taxation paid	(789.7)	(525.5)	(421.8)
[1]Refer to notes 18.3 and 20 for details of the Gold Road acquisition.
[2]Amount payable, net of receivable comprises as follows:

	United States Dollar
Figures in millions unless otherwise stated	2025	2024	2023

Non-current taxation receivable*	(73.1)	(69.7)	(75.7)
Current taxation receivable	(0.3)	(6.1)	(6.4)
Taxation payable	311.5	112.4	95.7
Taxation payable, net of receivable at the end of the year	238.1	36.6	13.6
*The non-current taxation receivable of US$73.1 million (CAD100.3 million) (2024: US$69.7 million  (CAD100.3 million) and 2023: US$75.7 million (CAD100.3 million)) at
31 December 2025 relates to the withholding tax deducted and paid to the Canadian tax authority in 2022 on the Yamana break fee which had been classified as non-current in 2023. Gold Fields continues to believe that it will recover the withholding tax from the Canadian tax authority.